LEASES - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) ft² item	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Cash outflow related to lease liabilities | $	$ 1,084	$ 937
Lease payments prior to application of IFRS 16 | $			$ 1,009
Lease arrangement for office and manufacturing space in Caesarea, Israel Expiring July 2021
Disclosure of quantitative information about right-of-use assets [line items]
Land subject to ground leases	14,000
Lease arrangement for storage space in Caesarea, Israel Expiring June 2021
Disclosure of quantitative information about right-of-use assets [line items]
Land subject to ground leases	1,900
Lease arrangement for manufacturing facilities in Caesarea, Israel Expiring February 2030
Disclosure of quantitative information about right-of-use assets [line items]
Land subject to ground leases	14,000
Number of optional extension available under lease arrangement | item	2
Lease arrangement for office space in Atlanta, Georgia, U.S. Expiring March 2022
Disclosure of quantitative information about right-of-use assets [line items]
Land subject to ground leases	10,900
Motor vehicles | Bottom of range
Disclosure of quantitative information about right-of-use assets [line items]
Lease period for lease arrangement (in years)	3 years
Motor vehicles | Top of range
Disclosure of quantitative information about right-of-use assets [line items]
Lease period for lease arrangement (in years)	4 years